Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-10-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Effective October 2023, ACAB adopted a Clawback Policy (the “Clawback Policy”). Under the policy, in the event New Abpro is required to prepare an accounting restatement due to material noncompliance of New Abpro with any financial reporting requirement under the U.S. federal securities laws, the Board will take, in its discretion, such action it deems necessary to recover from its executive officers who received incentive-based compensation, based on performance in a year for which New Abpro is required to prepare restated financial statements, the excess of what would have been paid to the executive officer under the accounting restatement. This applies during a lookback period of three years, and the amounts to be reclaimed are as determined by the Board in its sole discretion. For purposes of the Clawback Policy, an executive officer is any of New Abpro’s officers who are required, or who have been required during the immediately preceding three calendar years, to file reports pursuant to Section 16 of the Exchange Act as well as New Abpro’s Chief Legal Officer, if not included. This policy may, in certain circumstances, be applied to other current or former employees whose actions or omissions contributed to the circumstances requiring the restatement and also involved willful misconduct or a willful violation of any of New Abpro’s rules. Additionally, if the Board determines that detrimental conduct has occurred that results in a material adverse impact, any incentive compensation paid during the prior year may be subject to clawback. Incentive compensation excludes base salary and other compensation but includes equity compensation and bonuses.

In October 2022, the SEC adopted new Rule 10D-1 under the Exchange Act, which requires national securities exchanges, including Nasdaq, to establish listing standards relating to executive officer incentive compensation clawback and disclosure rules. In February 2023, Nasdaq released its final version of the proposed listing standards, which require listed companies to adopt, no later than December 1, 2023, clawback policies providing for the recovery of erroneously awarded incentive-based compensation.

As detailed in the Form 10-K filed with the SEC on April 15, 2025, we restated the consolidated financial statements as of the periods ended September 30, 2024, December 31, 2023 and December 31, 2022 to reflect the corrected accrued expenses, total liabilities and accumulated deficit balances. Recovery was not required pursuant to the Clawback Policy as a result of this restatement because no incentive-based compensation was awarded or would have been received by any person subject to the Clawback Policy based on the matters covered by this restatement.